Document and Entity Information	12 Months Ended
Jan. 31, 2018
Document And Entity Information
Entity Registrant Name	NEUTRA CORP.
Entity Central Index Key	0001512886
Document Type	S-1
Trading Symbol	NTRR
Document Period End Date	Jan. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company